INCOME TAX - Deferred Tax (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Net operating loss carryforward		$ 6,360
Startup/Organization Expenses	$ 346,878	42,409
Total deferred tax assets (liability)	346,878	48,769
Valuation Allowance	$ (346,878)	$ (48,769)